TRANSFER OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
TRANSFER OF FINANCIAL ASSETS
TRANSFER OF FINANCIAL ASSETS

8.    TRANSFER OF FINANCIAL ASSETS

When the Group transfers financial assets under an agreement that meets all requirements to derecognize such assets, the difference between the carrying amount of those assets and the amount received as consideration is charged to income.

(a)    Transfers that do not qualify for derecognition

The following is a detail of the financial assets transferred by the Group that continue to be recognized in its consolidated financial statements as of December 31, 2020 and 2019:

	12/31/2020	12/31/2019
Securitized Personal Loans
Asset	—	2,197,444
Liabilities	—	1,156,889
Transfers of receivables with recourse
Asset	—	41,116
Liabilities	—	—

(b)    Transfers of financial assets that qualify for derecognition

The Group makes, in certain opportunities, non-recourse portfolio sales. In these cases, the Group has not retained any substantial risk or reward regarding the transferred portfolio, and therefore, such portfolio meets derecognition requirements.